Share capital (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	December 31,	December 31,
	2021	2020

Issued
165,145,187 (2020: 117,975,579) common shares	$423,098	$350,707
Nil (2020: Nil) preferred shares	-	-
	$423,098	$350,707

Schedule of Changes in Company's Outstanding Stock Options

A summary of changes in the Company’s outstanding stock options is presented below:

		December 31,		December 31,
		2021		2020
		Weighted		Weighted
		average		average
		exercise		exercise
	Number	price	Number	price
	(thousands)	CAD	(thousands)	CAD

Balance, beginning of year	10,659	$3.45	8,021	$3.29
Granted	3,700	1.70	3,710	3.85
Exercised	(90)	2.39	(73)	2.60
Expired	(1,690)	4.43	(999)	3.75
Balance, end of year	12,579	$2.81	10,659	$3.45

Schedule of Stock Options Outstanding and Exercisable

The following table summarizes information on stock options outstanding and exercisable as at December 31, 2021:

	Weighted
	average		Weighted		Weighted
	remaining		average		average
Exercise	contractual		exercise		exercise
price	life	Outstanding	price	Exercisable	price
CAD	(years)	(thousands)	CAD	(thousands)	CAD

$1.00 to $2.00	2.56	3,700	$1.70	1,233	$1.70
$2.01 to $3.00	0.27	3,042	2.39	3,042	2.39
$3.01 to $4.00	2.33	5,837	3.73	4,655	3.70
		12,579	$2.81	8,930	$2.98

Fair Value Weighted Average Assumptions

The Company used the Black-Scholes Option Pricing Model to estimate fair value using the following weighted-average assumptions:

	Year ended	Year ended
	December 31,	December 31,
	2021	2020

Expected stock price volatility (1)	68%	63%
Risk free interest rate	0.56%	0.29%
Expected life	3 years	3 years
Expected forfeiture rate	2.66%	2.34%
Expected dividend yield	0%	0%

Share-based payments included in cost of sales	$-	$-
Share-based payments included in general and administrative expenses	4,030	3,799
Total share-based payments	$4,030	$3,799

(1)	Expected volatility has been based on historical volatility of the Company’s publicly traded shares.

Warrants Issued and Outstanding

The warrants that are issued and outstanding as at December 31, 2021 are as follows:

Number of	Exercise	Issuance	Expiry
warrants	price (CAD)	date	date
1,074,999	3.12	Oct 2018	Oct 1, 2023
15,889	11.32	Apr 2019	May 6, 2022
389,771	2.40	May 2019	May 13, 2022
1,241,200	2.40	May 2019	May 29, 2022
118,664	3.37	Jul 2019	Jul 25, 2022
177,506	4.45	Oct 2019	Oct 30, 2022
1,000,000	3.50	Jul 2020	Jul 9, 2022
200,793	0.94	Nov 2021	Nov 22, 2023
4,218,822